UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA WORLD GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                    USAA WORLD GROWTH Fund

                              [GRAPHIC OF USAA WORLD GROWTH FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                5

FINANCIAL INFORMATION

   Portfolio of Investments                                              12

   Notes to Portfolio of Investments                                     18

   Financial Statements                                                  19

   Notes to Financial Statements                                         22

EXPENSE EXAMPLE                                                          35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        WE REMAIN COMMITTED TO DELIVERING
                                      QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]       WITH A RANGE OF RESOURCES, INCLUDING OUR
                                        MARKET-TESTED PORTFOLIO MANAGEMENT
                                         TEAM AND NO-LOAD MUTUAL FUNDS.

                                                        "

                                                                  December 2004
--------------------------------------------------------------------------------

                 As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product
                 (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

                 The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

                 Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 Mutual fund operating expenses apply and continue throughout the life of the fund.

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA WORLD GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------
                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

--------------------------------------------------------------------------------
                                         11/30/04                  5/31/04
--------------------------------------------------------------------------------
Net Assets                             $314.9 Million           $288.6 Million
Net Asset Value Per Share              $17.56                   $16.09

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04*       1 YEAR       5 YEARS       10 YEARS
       9.14%               20.31%       -0.59%          6.89%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                              [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LIPPER GLOBAL            MSCI WORLD           LIPPER GLOBAL         USAA WORLD
                     FUNDS AVERAGE              INDEX               FUNDS INDEX          GROWTH FUND
                     -------------            ---------            -------------         -----------
 11/30/1994           $10,000.00             $10,000.00            $10,000.00            $10,000.00
 12/31/1994             9,938.48              10,094.49              9,882.88              9,968.10
  1/31/1995             9,667.19               9,940.55              9,556.38              9,433.81
  2/28/1995             9,844.43              10,083.05              9,665.04              9,441.79
  3/31/1995            10,077.78              10,566.60              9,865.70              9,681.02
  4/30/1995            10,381.93              10,932.41             10,187.44             10,031.90
  5/31/1995            10,617.27              11,023.45             10,408.99             10,334.93
  6/30/1995            10,811.02              11,017.59             10,606.48             10,534.29
  7/31/1995            11,353.17              11,566.36             11,126.50             11,060.63
  8/31/1995            11,236.87              11,306.19             10,991.41             10,908.57
  9/30/1995            11,454.60              11,633.05             11,195.51             11,028.62
 10/31/1995            11,231.29              11,447.39             10,926.90             10,772.51
 11/30/1995            11,447.06              11,842.37             11,109.58             10,953.64
 12/31/1995            11,695.77              12,186.10             11,325.84             11,248.61
  1/31/1996            12,044.95              12,404.03             11,660.01             11,566.96
  2/29/1996            12,196.65              12,477.02             11,782.68             11,771.04
  3/31/1996            12,416.17              12,682.06             11,963.41             12,032.25
  4/30/1996            12,845.89              12,977.67             12,360.03             12,538.36
  5/31/1996            12,985.32              12,986.29             12,470.63             12,652.64
  6/30/1996            12,992.84              13,049.35             12,437.58             11,981.60
  7/31/1996            12,413.39              12,585.56             11,897.23             12,345.96
  8/31/1996            12,732.97              12,727.60             12,202.24             12,659.48
  9/30/1996            13,143.95              13,223.29             12,546.01             12,617.11
 10/31/1996            13,195.92              13,312.98             12,549.12             13,326.71
 11/30/1996            13,863.38              14,056.40             13,142.56             13,395.20
 12/31/1996            13,887.45              13,828.65             13,163.48             13,903.00
  1/31/1997            14,261.76              13,992.71             13,458.13             13,903.00
  2/28/1997            14,331.21              14,151.03             13,540.28             13,762.92
  3/31/1997            14,140.36              13,868.48             13,378.29             13,938.02
  4/30/1997            14,342.96              14,319.16             13,548.06             14,743.48
  5/31/1997            15,234.25              15,200.37             14,376.09             15,417.62
  6/30/1997            15,893.78              15,955.89             14,993.20             16,120.06
  7/31/1997            16,719.48              16,688.16             15,742.23             15,334.37
  8/31/1997            15,843.78              15,569.17             14,870.49             16,255.52
  9/30/1997            16,902.14              16,412.37             15,793.49             15,280.19
 10/31/1997            15,832.24              15,545.92             14,799.73             14,964.11
 11/30/1997            15,886.92              15,818.37             14,830.66             15,118.62
 12/31/1997            16,134.14              16,008.51             15,004.51             15,137.30
  1/31/1998            16,308.65              16,451.97             15,172.89             16,276.57
  2/28/1998            17,439.82              17,562.19             16,197.11             17,191.71
  3/31/1998            18,373.49              18,301.09             17,012.22             17,481.20
  4/30/1998            18,620.61              18,477.18             17,260.09             17,145.02
  5/31/1998            18,437.98              18,242.86             17,112.17             12,652.64
  6/30/1998            18,564.92              18,673.04             17,165.41             16,802.18
  7/31/1998            18,568.62              18,640.31             17,172.70             13,942.23
  8/31/1998            15,718.97              16,151.78             14,671.52             13,835.95
  9/30/1998            15,772.18              16,434.66             14,680.01             14,985.73
 10/31/1998            16,808.18              17,917.53             15,651.80             15,662.06
 11/30/1998            17,769.24              18,980.27             16,514.02             16,686.23
 12/31/1998            18,663.61              19,904.66             17,200.10             17,217.64
  1/31/1999            19,221.69              20,337.62             17,559.43             16,647.59
  2/28/1999            18,609.92              19,793.72             17,052.94             17,352.91
  3/31/1999            19,260.44              20,614.96             17,638.32             17,961.62
  4/30/1999            20,165.20              21,424.74             18,438.53             17,497.84
  5/31/1999            19,584.24              20,638.97             17,896.40             18,483.36
  6/30/1999            20,646.06              21,598.71             18,798.12             18,668.13
  7/31/1999            20,686.87              21,531.00             18,848.65             18,778.83
  8/31/1999            20,706.60              21,489.80             18,828.96             18,497.05
  9/30/1999            20,614.73              21,278.50             18,665.51             19,060.62
 10/31/1999            21,437.86              22,381.64             19,391.86             20,056.92
 11/30/1999            23,195.52              23,008.39             20,694.22             21,814.47
 12/31/1999            26,148.30              24,867.86             22,993.74             20,898.60
  1/31/2000            25,026.58              23,440.91             22,095.55             21,814.47
  2/29/2000            27,007.25              23,501.32             23,462.02             22,709.53
  3/31/2000            27,429.17              25,122.78             24,046.30             21,960.18
  4/30/2000            25,838.86              24,057.65             22,846.47             21,450.20
  5/31/2000            24,966.01              23,445.72             22,167.33             22,366.08
  6/30/2000            26,029.70              24,232.28             23,045.05             17,070.32
  7/31/2000            25,395.40              23,547.22             22,578.06             22,425.74
  8/31/2000            26,500.89              24,310.26             23,494.78             20,936.53
  9/30/2000            24,956.89              23,014.76             22,245.88             20,126.23
 10/31/2000            24,195.22              22,626.33             21,704.03             18,680.82
 11/30/2000            22,596.23              21,249.74             20,439.07             19,370.67
 12/31/2000            23,277.75              21,590.69             21,038.63             19,907.23
  1/31/2001            23,634.40              22,006.45             21,387.03             17,881.46
  2/28/2001            21,682.89              20,144.21             19,819.83             16,403.20
  3/31/2001            20,109.88              18,817.69             18,443.12             17,848.61
  4/30/2001            21,554.62              20,204.82             19,707.15             17,410.61
  5/31/2001            21,360.79              19,941.54             19,587.08             16,874.06
  6/30/2001            20,724.25              19,313.94             19,036.51             16,600.31
  7/31/2001            20,199.00              19,055.78             18,564.55             15,987.10
  8/31/2001            19,362.02              18,138.31             17,827.24             14,399.34
  9/30/2001            17,470.90              16,537.62             16,161.86             14,892.09
 10/31/2001            17,884.41              16,853.41             16,564.37             15,779.05
 11/30/2001            18,905.89              17,847.90             17,467.77             15,979.95
 12/31/2001            19,221.59              17,958.29             17,721.91             15,506.39
  1/31/2002            18,667.23              17,412.41             17,184.89             15,484.36
  2/28/2002            18,584.05              17,259.26             17,083.42             16,266.29
  3/31/2002            19,482.15              18,054.10             17,892.72             15,836.78
  4/30/2002            19,045.67              17,407.05             17,458.74             15,880.83
  5/31/2002            19,060.65              17,436.07             17,498.29             14,944.72
  6/30/2002            17,940.83              16,375.15             16,482.09             13,557.07
  7/31/2002            16,318.46              14,993.45             15,024.50             21,615.44
  8/31/2002            16,416.18              15,019.05             15,093.64             12,609.95
  9/30/2002            14,832.29              13,365.45             13,593.32             13,325.80
 10/31/2002            15,638.82              14,350.27             14,369.90             13,777.34
 11/30/2002            16,381.10              15,121.80             15,073.27             13,427.76
 12/31/2002            15,748.25              14,387.09             14,416.30             12,907.91
  1/31/2003            15,266.50              13,948.65             13,954.13             12,531.84
  2/28/2003            14,913.34              13,704.53             13,610.75             12,576.08
  3/31/2003            14,755.70              13,659.29             13,460.33             13,671.10
  4/30/2003            15,930.32              14,869.76             14,615.88             14,401.11
  5/31/2003            16,927.91              15,716.35             15,516.03             14,567.02
  6/30/2003            17,224.75              15,986.38             15,813.96             14,721.87
  7/31/2003            17,592.96              16,309.14             16,148.23             14,876.72
  8/31/2003            18,066.90              16,659.50             16,575.72             15,042.63
  9/30/2003            18,174.54              16,759.76             16,666.31             15,794.77
 10/31/2003            19,175.87              17,752.64             17,614.22             16,181.89
 11/30/2003            19,523.58              18,020.96             17,941.18             17,151.64
 12/31/2003            20,666.91              19,150.16             19,023.49             17,462.07
  1/31/2004            21,010.54              19,457.45             19,422.64             17,883.38
  2/29/2004            21,413.64              19,783.27             19,837.39             17,816.86
  3/31/2004            21,330.14              19,651.99             19,752.61             17,694.90
  4/30/2004            20,777.59              19,249.49             19,241.99             17,839.03
  5/31/2004            20,855.23              19,410.12             19,307.13             18,215.99
  6/30/2004            21,216.79              19,823.64             19,632.04             17,639.46
  7/31/2004            20,499.78              19,176.40             18,898.41             17,617.29
  8/31/2004            20,528.61              19,260.69             18,909.29             13,689.23
  9/30/2004            21,065.69              19,625.05             19,414.74             18,016.42
 10/31/2004            21,558.98              20,105.28             19,878.71             18,504.25
 11/30/2004            22,764.73              21,161.44             20,987.29             19,468.82

                                          [END CHART]

                     DATA FROM 11/30/94 THROUGH 11/30/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the following benchmarks:

                 o The Lipper Global Funds Average is an average performance level of all global funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Morgan Stanley Capital International (MSCI) World Index
                   is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

                 o The Lipper Global Funds Index tracks the total return
                   performance of the 30 largest funds within the Lipper Global Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM
   MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA World Growth Fund had a total return of 9.14% for the six-month period ended November 30, 2004. This compares to an 8.61% return for the Lipper Global Funds Average, 8.70% for the Lipper Global Funds Index, and 9.02% for the Morgan Stanley Capital International (MSCI) World Index.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN U.S. AND OVERSEAS MARKETS?

                 The Fund was heavily underweight in the United States, ending the period with 30.1% of net assets there, as compared to 53.3% for the MSCI World Index. This proved beneficial because overseas markets as a group outperformed the United States (in U.S.-dollar terms, not in local currency). Additionally, the depreciation of the U.S. dollar magnified the benefits of our foreign overweight for shareholders as returns from overseas markets (with stronger currencies) were translated back into U.S. dollars.

WHAT OTHER FACTORS HAD A POSITIVE IMPACT ON PERFORMANCE?

                 Overall, the Fund benefited from strong stock selection. In the transportation sector, Canadian National Railway Co. (Canada) gained sharply when the company reported better-than-expected third-quarter profits due to higher shipments, price increases, and the rebounding Canadian economy. U.S. transportation holding Burlington Northern Santa Fe Corp. (U.S.) also did well.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 We benefited from several holdings in the retail sector. Hennes & Mauritz AB "B" (Sweden), better known to U.S. shoppers as H&M, had stronger-than-expected sales thanks to strategic placement of new stores. Esprit Holdings Ltd. (Hong
                 Kong) and Next plc (U.K.) were other strong retail stocks. One retail stock we owned that did not do as well was TJX Companies, Inc. (U.S.).

                 Very often, good performance comes from not owning certain stocks, and in this period we benefited by not having holdings of Pfizer, Inc., Intel Corp., and Merck & Co., Inc., U.S. stocks with big weightings in the MSCI World Index. One U.S. holding that did provide positive relative performance was Genzyme Corp.

WHAT HOLDINGS DETRACTED FROM PERFORMANCE?

                 Our holdings in leisure companies were a primary detractor; stock selection in the sector had a negative impact on performance. One holding, British Sky Broadcasting Group plc (U.K.), fell sharply when it announced slower revenue growth and a capital expenditure plan that would further postpone margin improvement. We also suffered when the Australia-based News Corp., Inc. "B" announced shareholder approval of a change in its country of domicile to the United States. Since News Corp., Inc. "B" would then no longer be an "international" stock, this created confusion that caused many international funds to sell the stock and push down its price. In the United States, our position in Viacom, Inc. "B" hurt performance.

                 The stock of NOK Corp. (Japan), which among other businesses makes the flexible printed circuits used in mobile phones, fell when management lowered forecasts due to slower growth in the mobile phone business and the increasing cost of raw materials. Our view is that this is a short-term problem, and we remain confident in the stock.

                 Finally, within the energy sector, the fact that we didn't own Exxon Mobil Corp. (U.S.) was detrimental to performance.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WERE THERE ANY NEW PURCHASES OF NOTE?

                 We bought Japanese bank, Shinsei Bank Ltd., which came out of the temporary nationalization of the Long Term Credit Bank. Shinsei Bank Ltd. has cleaned up its balance sheet, is heavily capitalized, and includes John Reed, former head of Citicorp, on its new management team. Also in Japan, we bought Nintendo Co., because we expect the new Nintendo DS (Game Boy replacement) to do well.

WHAT'S YOUR OUTLOOK?

                 Over the next year, we believe that the market as a whole can achieve earnings in the 8% to 10% range, and we're looking to invest in companies that we believe can reach the 11% to 12% range or better. We are focused on transparent companies with strong fundamentals, and believe that a volatile market will favor money managers, such as MFS, who are good stock-pickers.

                 On behalf of everyone at USAA, we thank you for your continued support.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
----------------------------------------------

Reckitt Benckiser plc                    3.6%

L'Air Liquide S.A.                       2.4%

American Express Co.                     2.1%

Johnson & Johnson, Inc.                  1.9%

Roche Holdings AG                        1.9%

Sandvik AB                               1.9%

Accenture Ltd. "A"                       1.8%

Diageo plc                               1.8%

Sanofi-Synthelabo S.A.                   1.7%

Dell, Inc.                               1.6%
----------------------------------------------

----------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
----------------------------------------------

Pharmaceuticals                          9.4%

Diversified Banks                        5.9%

Health Care Equipment                    4.6%

Movies & Entertainment                   4.5%

Household Products                       4.3%

Apparel Retail                           4.0%

Integrated Telecommunication
   Services                              3.8%

Industrial Gases                         3.7%

Industrial Machinery                     3.2%

Consumer Finance                         3.1%
----------------------------------------------

                     ASSET ALLOCATION
                         11/30/04

              [PIE CHART OF ASSET ALLOCATION]

United States                                      30.1%
United Kingdom                                     15.5%
Japan                                               9.3%
France                                              9.0%
Switzerland                                         6.9%
Sweden                                              5.3%
Spain                                               3.9%
Other*                                             22.7%

                       [END CHART]

                 *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY
                  MARKET INSTRUMENTS, AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INTERNATIONAL STOCKS (67.2%)

            AUSTRALIA (0.7%)
   218,438  QBE Insurance Group Ltd.
               (Property & Casualty Insurance)                          $  2,354
                                                                        --------
            AUSTRIA (1.1%)
    66,800  Erste Bank der oesterreichischen Sparkassen AG
               (Regional Banks)                                            3,391
                                                                        --------
            BERMUDA (1.8%)
   216,600  Accenture Ltd. "A" (IT Consulting & Other Services)*           5,619
                                                                        --------
            BRAZIL (0.4%)
    36,600  Brasil Telecom Participacoes S.A. ADR (Preferred)
               (Integrated Telecommunication Services)                     1,365
                                                                        --------
            CANADA (2.5%)
    70,500  BCE, Inc. (Integrated Telecommunication Services)              1,709
    43,588  Canadian National Railway Co. (Railroads)                      2,527
    64,400  Encana Corp. (Oil & Gas Exploration & Production)              3,668
                                                                        --------
                                                                           7,904
                                                                        --------
            CAYMAN ISLANDS (1.5%)
 2,039,000  Hutchison Telecommunications International Ltd. (Wireless
              Telecommunication Services)*                                 1,665
    64,300  Noble Corp. (Oil & Gas Drilling)*                              3,115
                                                                        --------
                                                                           4,780
                                                                        --------
            FRANCE (9.0%)
   183,000  AXA S.A. (Multi-Line Insurance)                                4,275
    56,600  Business Objects S.A. (Application Software)*                  1,323
    43,670  L'Air Liquide S.A. (Industrial Gases)                          7,533
    70,300  Sanofi-Synthelabo S.A. (Pharmaceuticals)                       5,280
    41,185  Schneider Electric S.A. (Electrical Components & Equipment)    2,853
     8,700  Total S.A. (Integrated Oil & Gas)(a)                           1,900
    24,774  Total S.A. ADR (Integrated Oil & Gas)(a)                       2,715
    73,600  Veolia Environnement S.A.
              (Multi-Utilities & Unregulated Power)                        2,316
                                                                        --------
                                                                          28,195
                                                                        --------
            GERMANY (1.9%)
    69,400  Bayerische Motoren Werke AG (Automobile Manufacturers)         2,924
    44,700  Schering AG (Pharmaceuticals)                                  3,174
                                                                        --------
                                                                           6,098
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HONG KONG (0.5%)
   310,500  Esprit Holdings Ltd. (Apparel Retail)                       $  1,701
                                                                        --------
            HUNGARY (0.9%)
    48,400  OTP Bank Ltd. GDR (Regional Banks)                             2,783
                                                                        --------
            IRELAND (0.5%)
    91,100  Irish Life & Permanent plc
               (Other Diversified Financial Services)                      1,570
                                                                        --------
            ITALY (1.0%)
   144,300  RAS S.p.A. (Multi-Line Insurance)                              3,119
                                                                        --------
            JAPAN (9.3%)
   152,000  Bridgestone Corp. (Tires & Rubber)                             2,751
    91,000  Canon, Inc. (Electronic Equipment Manufacturers)               4,557
   140,100  Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)               2,196
       316  KDDI Corp. (Integrated Telecommunication Services)             1,558
    49,000  NOK Corp. (Auto Parts & Equipment)                             1,419
    26,900  Nintendo Co. (Leisure Products)                                3,232
    67,700  Nitto Denko Corp. (Specialty Chemicals)                        3,522
   233,000  Sekisui Chemical Co. Ltd. (Homebuilding)                       1,529
   194,000  Shinsei Bank Ltd. (Diversified Banks)                          1,295
    92,600  Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)      1,466
   409,000  Tokyo Gas Co. Ltd. (Gas Utilities)                             1,639
   309,000  Toray Industries, Inc. (Textiles)                              1,358
    73,100  Toyota Motor Corp. (Automobile Manufacturers)                  2,738
                                                                        --------
                                                                          29,260
                                                                        --------
            KOREA (1.3%)
     9,800  Samsung Electronics Co. Ltd. (Semiconductors)                  4,061
                                                                        --------
            NETHERLANDS (0.9%)
   211,600  Reed Elsevier N.V. (Publishing)                                2,828
                                                                        --------
            POLAND (0.1%)
    36,400  Powszechna Kasa Oszczednosci Bank Polski S.A.
               (Regional Banks)*                                             288
                                                                        --------
            SINGAPORE (2.2%)
   296,000  DBS Group Holdings Ltd. (Diversified Banks)                    2,854
 1,545,150  Singapore Telecommunications Ltd.
             (Integrated Telecommunication Services)                       2,234

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------
   231,400  United Overseas Bank Ltd. (Diversified Banks)               $  1,920
                                                                        --------
                                                                           7,008
                                                                        --------
            SPAIN (3.9%)
   222,800  Banco Bilbao Vizcaya Argentaria S.A.
               (Diversified Banks)(a)                                      3,657
   146,300  Iberdrola S.A. (Electric Utilities)                            3,430
   290,912  Telefonica S.A. (Integrated Telecommunication Services)        5,099
                                                                        --------
                                                                          12,186
                                                                        --------
            SWEDEN (5.3%)
    92,200  Atlas Copco AB "A" (Industrial Machinery)                      4,050
   102,500  Hennes & Mauritz AB "B" (Apparel Retail)                       3,285
 1,046,400  LM Ericsson Telephone Co. "B" ADR
               (Communications Equipment)*                                 3,478
   147,600  Sandvik AB (Industrial Machinery)                              5,958
                                                                        --------
                                                                          16,771
                                                                        --------
            SWITZERLAND (6.9%)
    40,200  Credit Suisse Group (Diversified Banks)                        1,564
    12,828  Nestle S.A. (Packaged Foods & Meat)                            3,285
    64,600  Novartis AG (Pharmaceuticals)                                  3,087
    57,900  Roche Holdings AG (Pharmaceuticals)                            6,082
    16,222  Syngenta AG (Specialty Chemicals)                              1,711
     6,900  Synthes, Inc. (Health Care Equipment)*                           745
    63,166  UBS AG (Diversified Banks)                                     5,092
                                                                        --------
                                                                          21,566
                                                                        --------
            UNITED KINGDOM (15.5%)
   473,000  Amvescap plc (Investment Banking & Brokerage)                  2,894
    97,800  AstraZeneca plc (Pharmaceuticals)                              3,814
   217,900  BOC Group plc (Diversified Chemicals)                          3,890
   297,951  BP plc (Oil & Gas Exploration & Production)                    3,034
   125,900  British Sky Broadcasting Group plc
               (Broadcasting & Cable TV)                                   1,339
   404,095  Diageo plc (Distillers & Vintners)                             5,641
   836,119  Kingfisher plc (Home Improvement Retail)                       4,593
    87,200  Next plc (Apparel Retail)                                      2,668
   385,800  Reckitt Benckiser plc (Household Products)                    11,353
    72,054  Royal Bank Scotland Group plc (Diversified Banks)              2,210
 1,547,800  Vodafone Group plc (Wireless Telecommunication Services)       4,192
   334,200  William Hill plc (Casinos & Gaming)                            3,314
                                                                        --------
                                                                          48,942
                                                                        --------
            Total international stocks (cost: $159,099)                  211,789
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------
            U.S. STOCKS (30.1%)

            APPAREL RETAIL (1.6%)
   211,300  TJX Companies, Inc.                                         $  4,974
                                                                        --------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    90,600  Janus Capital Group, Inc.                                      1,500
                                                                        --------
            BIOTECHNOLOGY (1.2%)
    69,600  Genzyme Corp.*                                                 3,898
                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.5%)
    81,600  Cisco Systems, Inc.*                                           1,527
                                                                        --------
            COMPUTER HARDWARE (1.6%)
   126,800  Dell, Inc.*                                                    5,138
                                                                        --------
            CONSUMER FINANCE (3.1%)
   120,900  American Express Co.                                           6,735
   117,800  MBNA Corp.                                                     3,129
                                                                        --------
                                                                           9,864
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    83,100  DST Systems, Inc.*                                             4,051
                                                                        --------
            HEALTH CARE EQUIPMENT (4.3%)
    43,700  DENTSPLY International, Inc.                                   2,299
    72,600  Fisher Scientific International, Inc.*                         4,105
    61,500  Medtronic, Inc.                                                2,955
    78,500  Thermo Electron Corp.*                                         2,375
    41,800  Waters Corp.*                                                  1,950
                                                                        --------
                                                                          13,684
                                                                        --------
            HEALTH CARE SERVICES (1.3%)
    64,498  Caremark Rx, Inc.*                                             2,306
    45,500  Lincare Holdings, Inc.*                                        1,756
                                                                        --------
                                                                           4,062
                                                                        --------
            HOME IMPROVEMENT RETAIL (0.8%)
    59,500  Home Depot, Inc.                                               2,484
                                                                        --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.7%)
    45,500  Colgate-Palmolive Corp.                                     $  2,093
                                                                        --------
            INDUSTRIAL GASES (1.3%)
    41,900  Air Products & Chemicals, Inc.                                 2,399
    35,300  Praxair, Inc.                                                  1,585
                                                                        --------
                                                                           3,984
                                                                        --------
            MOVIES & ENTERTAINMENT (4.5%)
   195,412  News Corp., Inc. "B"                                           3,507
   177,700  Time Warner, Inc.*                                             3,147
   122,200  Viacom, Inc. "B"                                               4,240
   116,800  Walt Disney Co.                                                3,140
                                                                        --------
                                                                          14,034
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    21,400  EOG Resources, Inc.                                            1,607
                                                                        --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    98,800  Citigroup, Inc.                                                4,421
                                                                        --------
            PHARMACEUTICALS (1.9%)
   101,300  Johnson & Johnson, Inc.                                        6,110
                                                                        --------
            RAILROADS (0.9%)
    66,500  Burlington Northern Santa Fe Corp.                             2,995
                                                                        --------
            SOFT DRINKS (0.6%)
    40,100  PepsiCo, Inc.                                                  2,001
                                                                        --------
            SYSTEMS SOFTWARE (2.1%)
   371,800  Oracle Corp.*                                                  4,707
    28,300  Symantec Corp.*                                                1,806
                                                                        --------
                                                                           6,513
                                                                        --------
            Total U.S. stocks (cost: $81,017)                             94,940
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                MARKET
    AMOUNT                                                                 VALUE
     (000)  SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENT (2.8%)

            DISCOUNT NOTE
 $   8,710  Federal Home Loan Bank(d), 1.90%(f),
               12/01/2004 (cost: $8,710)                                $  8,710
                                                                        --------

    NUMBER
 OF SHARES
----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (2.6%)

            MONEY MARKET FUNDS (0.3%)(c)
   526,969  AIM Short-Term Investment Co. Liquid
               Assets Portfolio, 1.93%                                       527
   217,443  Merrill Lynch Premier Institutional Fund, 1.90%                  217
                                                                        --------
                                                                             744
                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
            REPURCHASE AGREEMENTS (2.3%)(b)
 $   4,500  CS First Boston LLC, 2.06%, acquired on 11/30/2004
              and due 12/01/2004 at $4,500 (collateralized by
              $4,600 of Freddie Mac Discount Notes(d), 2.29%(f),
              due 1/03/2005; market value $4,590)                          4,500
     1,850  Lehman Brothers, Inc., 2.05%, acquired on 11/30/2004 and due 12/01/2004 at $1,850 (collateralized by $2,325
              of FICO STRIPS(d), 3.00% - 5.11%(e), due 5/11/2006 -
              6/27/2016; market value $1,891)                              1,850
     1,000  Merrill Lynch Government Securities, Inc.,
              2.04%, acquired on 11/30/2004 and due 12/01/2004 at
              $1,000 (collateralized by $1,020 of Federal Home Loan
              Bank Bonds(d), 6.00%, due 4/26/2024; market value $1,021)    1,000
                                                                        --------
                                                                           7,350
                                                                        --------
            Total short-term investments purchased with cash
               collateral from securities loaned (cost: $8,094)            8,094
                                                                        --------
            TOTAL INVESTMENTS (COST: $256,920)                          $323,533
                                                                        ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2004.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (c) Rate represents the money market fund annualized seven-day yield at November 30, 2004.

         (d) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) Rate represents the discount rate at purchase date.

         * Non-income-producing security for the 12 months preceding November 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (including securities on loan of $7,769)
      (identified cost of $256,920)                                        $323,533
   Cash                                                                           2
   Cash denominated in foreign currencies (identified cost of $19)               21
   Receivables:
      Capital shares sold                                                       132
      Dividends and interest                                                    556
      Other                                                                       3
                                                                           --------
        Total assets                                                        324,247
                                                                           --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                        8,096
      Securities purchased                                                      648
      Capital shares redeemed                                                   291
   Unrealized depreciation on foreign currency contracts held, at value           2
   Accrued management fees                                                      200
   Accrued transfer agent's fees                                                  2
   Other accrued expenses and payables                                           67
                                                                           --------
        Total liabilities                                                     9,306
                                                                           --------
          Net assets applicable to capital shares outstanding              $314,941
                                                                           ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                         $240,766
   Accumulated undistributed net investment income                            1,483
   Accumulated net realized gain on investments                               6,066
   Net unrealized appreciation of investments                                66,613
   Net unrealized appreciation on foreign currency translations                  13
                                                                           --------
          Net assets applicable to capital shares outstanding              $314,941
                                                                           ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               17,939
                                                                           ========
   Net asset value, redemption price, and offering price per share         $  17.56
                                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $162)                        $ 1,874
   Interest                                                                      56
   Securities lending                                                            28
                                                                            -------
      Total income                                                            1,958
                                                                            -------
EXPENSES
   Management fees                                                            1,140
   Administrative and servicing fees                                            220
   Transfer agent's fees                                                        372
   Custody and accounting fees                                                   97
   Postage                                                                       49
   Shareholder reporting fees                                                    23
   Trustees' fees                                                                 3
   Registration fees                                                             26
   Professional fees                                                             27
   Other                                                                          5
                                                                            -------
      Total expenses                                                          1,962
   Expenses paid indirectly                                                     (20)
                                                                            -------
      Net expenses                                                            1,942
                                                                            -------
NET INVESTMENT INCOME                                                            16
                                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                             8,467
      Foreign currency transactions                                               8
   Change in net unrealized appreciation/depreciation of:
      Investments                                                            17,602
      Foreign currency translations                                              (1)
                                                                            -------
         Net realized and unrealized gain                                    26,076
                                                                            -------
   Increase in net assets resulting from operations                         $26,092
                                                                            =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                                   11/30/2004       5/31/2004
                                                                   --------------------------
FROM OPERATIONS
   Net investment income                                           $       16       $   1,550
   Net realized gain on investments                                     8,467          19,797
   Net realized gain (loss) on foreign currency transactions                8             (60)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      17,602          33,580
      Foreign currency translations                                        (1)            (22)
                                                                   --------------------------
         Increase in net assets resulting from operations              26,092          54,845
                                                                   --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    -            (642)
                                                                   --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           15,673          47,561
   Reinvested dividends                                                     -             628
   Cost of shares redeemed                                            (15,453)        (45,100)
                                                                   --------------------------
      Increase in net assets from capital share transactions              220           3,089
                                                                   --------------------------
   Net increase in net assets                                          26,312          57,292

NET ASSETS
      Beginning of period                                             288,629         231,337
                                                                   --------------------------
      End of period                                                $  314,941       $ 288,629
                                                                   ==========================
   Accumulated undistributed net investment income:
      End of period                                                $    1,483       $   1,467
                                                                   ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            954           3,234
   Shares issued for dividends reinvested                                   -              41
   Shares redeemed                                                       (948)         (3,107)
                                                                   --------------------------
      Increase in shares outstanding                                        6             168
                                                                   ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the
         Fund). The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined
              (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, except as otherwise noted, traded
                 primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Securities trading in various foreign markets may take
                 place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              5. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued))

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

              investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, brokerage commission reimbursements and custodian and other bank credits reduced the Fund's expenses by $19,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $20,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2004, the Fund had capital loss carryovers of $2,245,000 for federal income tax purposes, which if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $44,813,000 and $48,400,000, respectively.

         As of November 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $69,181,000 and $2,568,000, respectively, resulting in net unrealized appreciation of $66,613,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

         These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At November 30, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                                  FOREIGN CURRENCY CONTRACTS TO BUY
------------------------------------------------------------------------------------------------------
                                                      U.S. DOLLAR        IN EXCHANGE       UNREALIZED
EXCHANGE                CONTRACTS TO                  VALUE AS OF          FOR U.S.       APPRECIATION
  DATE                     RECEIVE                     11/30/2004           DOLLAR       (DEPRECIATION)
------------------------------------------------------------------------------------------------------
12/01/2004                 31,082                        $303                $301             $(2)
                        Japanese Yen
12/02/2004                 11,229                         109                 109               -
                        Japanese Yen
12/02/2004                  194                            61                  61               -
                         Polish Zloty
12/03/2004                 6,191                           60                  60               -
                        Japanese Yen
12/03/2004                  365                           116                 116               -
                         Polish Zloty
------------------------------------------------------------------------------------------------------
                                                         $649                $647             $(2)
------------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

         loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2004, the Fund received securities-lending income of $28,000, which is net of the 20% income retained by MetWest. As of November 30, 2004, the Fund loaned securities having a fair market value of approximately $7,769,000 and received cash collateral of $8,096,000 for the loans. Of this amount, $8,094,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $2,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Fund is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

              responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/-1.00% to 4.00%                          +/-0.04%
+/-4.01% to 7.00%                          +/-0.05%
+/-7.01% and greater                       +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,140,000, which included a performance adjustment of $43,000 that increased the base management fee of 0.75% by 0.03%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA World Growth Fund, the USAA International Fund, the USAA Life Investment Trust World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, and 0.220% of the aggregate average net assets of the MFSIM Funds over $1 billion. Prior to August 1, 2004, the Manager (not the Fund) paid MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the MFSIM Funds, plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million. For the six-month period ended November 30, 2004, the Manager paid MFSIM subadvisory fees of $1,542,000 for the MFSIM Funds in total, of which $372,000 was based on the average net assets of the USAA World Growth Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

           C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $220,000.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $372,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                               YEAR ENDED MAY 31,
                                    ------------------------------------------------------------------------------------------
                                        2004              2004            2003            2002            2001            2000
                                    ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $  16.09          $  13.02        $  14.42        $  15.90        $  20.61        $  18.11
                                    ------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                 .00(c)            .08             .04             .03             .07             .05
   Net realized and
      unrealized gain (loss)            1.47              3.03           (1.39)          (1.43)          (3.70)           3.94
                                    ------------------------------------------------------------------------------------------
Total from investment operations        1.47              3.11           (1.35)          (1.40)          (3.63)           3.99
                                    ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income              -              (.04)           (.05)           (.07)           (.07)           (.06)
   From realized capital gains             -                 -               -            (.01)          (1.01)          (1.43)
                                    ------------------------------------------------------------------------------------------
Total distributions                        -              (.04)           (.05)           (.08)          (1.08)          (1.49)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $  17.56          $  16.09      $    13.02      $    14.42        $  15.90        $  20.61
                                    ==========================================================================================
Total return (%)*                       9.14             23.87           (9.32)          (8.79)         (18.83)          22.59
Net assets at end of period (000)   $314,941          $288,629        $231,337        $276,019        $320,269        $414,470
Ratio of expenses to
   average net assets (%)**             1.34(a,b)         1.32(b)         1.53(b)         1.40(b)         1.14(b)         1.12(b)
Ratio of net investment
   income to average
   net assets (%)**                      .01(a)            .59             .35             .21             .41             .39
Portfolio turnover (%)                 15.65             56.13          138.42           51.18           38.30           39.20

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2004, average net assets were $292,272,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.01%)            (.02%)             -               -               -               -
(c) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                        BEGINNING           ENDING           DURING PERIOD*
                                      ACCOUNT VALUE     ACCOUNT VALUE        JUNE 1, 2004 -
                                      JUNE 1, 2004    NOVEMBER 30, 2004    NOVEMBER 30, 2004
                                      ------------------------------------------------------
Actual                                 $1,000.00          $1,091.40              $6.95
Hypothetical
   (5% return before expenses)          1,000.00           1,018.42               6.71

        *Expenses are equal to the Fund's annualized expense ratio of 1.33%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days
         (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.14% for the six-month period of June 1, 2004, through November 30, 2004.

             TRUSTEES        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23412-0105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.